Income taxes (Details 3) (Formula 2) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Net noncurrent deferred income tax liabilities	CAD 8,105.0	CAD 6,834.0
Total net deferred income tax liability	CAD 8,105.0	CAD 6,834.0